VIA EDGAR

January 10, 2019

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:

Gator Series Trust (“Trust”) (Registration Nos.: 333-186059 and 811-22794) on behalf of the Gator Focus Fund (the “Fund”), a series of the Trust

Ladies and Gentlemen:

Pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”) and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, please find Post-Effective Amendment No. 13 to the Registration Statement of the Trust (“Amendment”).

The Amendment is being filed pursuant to Rule 485(a) of the Securities Act for the purpose of: (1) making certain changes to the strategy of the Fund; (2) reflecting a change to one of the Fund’s fundamental restrictions; and (3) making certain other related changes.  The Amendment contains a Prospectus and Statement of Additional Information for the Fund, Part C, and the signature page.  Please note that a Proxy Statement to solicit shareholder approval of the change in fundamental restriction has been filed concurrently herewith.

If you have any questions or comments, please contact the undersigned at 336-607-7512.  Thank you for your consideration.

Sincerely,

/s/  Jeffrey T. Skinner

Jeffrey T. Skinner

cc:

Derek Pilecki, President

Gator Series Trust

100 S. Ashley Dr., Ste. 895

Tampa, FL 33602